Notes Payable - Principal Payments (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
2017	$ 104	$ 783	$ 0
Total		$ 783